Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Deficit (Unaudited) - Notable Labs Inc [Member] - USD ($) $ in Thousands	Redeemable Convertible Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total Stockholders Deficit [Member]
Beginning balance, value at Dec. 31, 2021	$ 58,815	$ 6	$ 2,688	$ (56,637)	$ (53,943)
Beginning balance, shares at Dec. 31, 2021	15,538,128	5,669,483
Stock-based compensation			339		339
Net loss				(3,129)	(3,129)
Exercise of common stock options			17		17
Ending balance, value at Mar. 31, 2022	$ 58,815	$ 6	3,044	(59,766)	(56,716)
Ending balance, shares at Mar. 31, 2022	15,538,128	5,669,483
Beginning balance, value at Dec. 31, 2021	$ 58,815	$ 6	2,688	(56,637)	(53,943)
Beginning balance, shares at Dec. 31, 2021	15,538,128	5,669,483
Ending balance, value at Sep. 30, 2022	$ 35,352	$ 15	34,059	(65,322)	(31,248)
Ending balance, shares at Sep. 30, 2022	7,381,890	15,424,359
Beginning balance, value at Mar. 31, 2022	$ 58,815	$ 6	3,044	(59,766)	(56,716)
Beginning balance, shares at Mar. 31, 2022	15,538,128	5,669,483
Stock-based compensation			120		120
Net loss				(3,464)	(3,464)
Exercise of common stock options			63		63
Exercise of common stock options, shares		88,500
Issuance of Series C-1 redeemable convertible preferred stock, net of issuance costs of $55 and allocated proceeds to the Series C convertible preferred stock warrant liability of $236	$ 3,741
Issuance of Series C-1 redeemable convertible preferred stock, net of issuance costs and allocated proceeds to the Series C convertible preferred stock warrant liability, shares	674,477
Ending balance, value at Jun. 30, 2022	$ 62,556	$ 6	3,227	(63,230)	(59,997)
Ending balance, shares at Jun. 30, 2022	16,212,605	5,757,983
Stock-based compensation			119		119
Net loss				(2,092)	(2,092)
Issuance of Series C-1 redeemable convertible preferred stock, net of issuance costs of $55 and allocated proceeds to the Series C convertible preferred stock warrant liability of $236	$ 952
Issuance of Series C-1 redeemable convertible preferred stock, net of issuance costs and allocated proceeds to the Series C convertible preferred stock warrant liability, shares	174,379
Issuance of Series C-2 redeemable convertible preferred stock, in exchange for SAFE agreement net of allocated proceeds to the Series C convertible C redeemable preferred stock warrant liability of $899	$ 2,566
Issuance of Series C-2 redeemable convertible preferred stock in exchange for SAFE agreement, net of allocated proceeds to the Series C redeemable convertible preferred stock warrant liability of $899, shares	661,282
Issuance of common stock through conversion of Series A redeemable convertible preferred stock	$ (13,265)	$ 6	13,259		13,265
Issuance of common stock through conversion of Series A redeemable convertible preferred stock, shares	(6,547,815)	6,547,815
Issuance of common stock through conversion of Series B redeemable convertible preferred stock	$ (17,457)	$ 3	17,454		17,457
Issuance of common stock through conversion of Series B redeemable convertible preferred stock, shares	(3,118,561)	3,118,561
Ending balance, value at Sep. 30, 2022	$ 35,352	$ 15	34,059	(65,322)	(31,248)
Ending balance, shares at Sep. 30, 2022	7,381,890	15,424,359
Beginning balance, value at Dec. 31, 2022	$ 35,352	$ 15	34,061	(71,044)	(36,968)
Beginning balance, shares at Dec. 31, 2022	7,381,890	15,424,359
Stock-based compensation			116		116
Net loss				(6,272)	(6,272)
Ending balance, value at Mar. 31, 2023	$ 35,352	$ 15	34,177	(77,316)	(43,124)
Ending balance, shares at Mar. 31, 2023	7,381,890	15,424,359
Beginning balance, value at Dec. 31, 2022	$ 35,352	$ 15	34,061	(71,044)	(36,968)
Beginning balance, shares at Dec. 31, 2022	7,381,890	15,424,359
Ending balance, value at Sep. 30, 2023	$ 35,352	$ 15	34,519	(77,858)	(43,324)
Ending balance, shares at Sep. 30, 2023	7,381,890	15,429,359
Beginning balance, value at Mar. 31, 2023	$ 35,352	$ 15	34,177	(77,316)	(43,124)
Beginning balance, shares at Mar. 31, 2023	7,381,890	15,424,359
Stock-based compensation			202		202
Net loss				(3,435)	(3,435)
Exercise of common stock options			5		5
Exercise of common stock options, shares		5,000
Ending balance, value at Jun. 30, 2023	$ 35,352	$ 15	34,384	(80,751)	(46,352)
Ending balance, shares at Jun. 30, 2023	7,381,890	15,429,359
Stock-based compensation			135		135
Net loss				2,893	2,893
Ending balance, value at Sep. 30, 2023	$ 35,352	$ 15	$ 34,519	$ (77,858)	$ (43,324)
Ending balance, shares at Sep. 30, 2023	7,381,890	15,429,359